Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Reconciliation of Shares Issued and Outstanding	Below is a reconciliation of shares issued and outstanding:

	March 31, 2022	December 31, 2021
Total shares of common stock legally issued and outstanding	35,736,584	544,967
Less: unvested early exercised shares of common stock	(17,820)	(757)

Total shares issued and outstanding	35,718,764	544,210

Below is a reconciliation of shares issued and outstanding:

	December 31,
	2021	2020
Total shares of common stock legally issued and outstanding (including shares early exercised)	544,967	375,492
Less: (unvested early exercised shares of common stock)	(757)	(41,834)

Total shares issued and outstanding	544,210	333,658